Weighted-Average Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.28%		4.55%		5.20%
Projected future salary increases	3.00%		3.00%		3.00%
Health care cost trend rate	8.00%	[1]	8.00%	[1]	8.00%	[2]
Discount rate	4.55%		5.20%		5.90%
Expected rate of return on fund assets	7.75%		7.75%		7.75%
Projected future salary increases	3.00%		3.00%		3.00%
Health care cost trend rate	8.00%	[1]	8.00%	[2]	8.50%	[2]

[1]	The health care cost trend rate is assumed to be 8.0% in 2013 (8.0% in 2012), and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and thereafter.
[2]	The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.